American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2026

Value Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 2.5%
Honeywell Aerospace, Inc.(1)	42,497	9,395,237
L3Harris Technologies, Inc.	37,906	11,015,104
Lockheed Martin Corp.	18,089	9,215,622
RTX Corp.	95,033	18,030,611
		47,656,574
Automobile Components — 0.8%
BorgWarner, Inc.	141,709	9,409,477
Gentex Corp.	230,636	5,828,172
		15,237,649
Banks — 8.4%
Bank of America Corp.	587,539	33,477,972
Commerce Bancshares, Inc.	233,664	13,494,096
JPMorgan Chase & Co.	150,774	49,352,854
Truist Financial Corp.	427,787	21,312,348
U.S. Bancorp	682,377	41,215,571
		158,852,841
Beverages — 3.7%
Heineken NV	222,750	18,702,661
PepsiCo, Inc.	277,833	37,618,588
Pernod Ricard SA	171,186	12,443,129
		68,764,378
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	377,212	89,904,708
Building Products — 1.9%
A.O. Smith Corp.	263,472	16,524,964
Owens Corning	116,183	18,468,450
		34,993,414
Capital Markets — 5.2%
Ameriprise Financial, Inc.	40,338	18,505,461
Blackrock, Inc.	12,463	11,983,922
Charles Schwab Corp.	280,676	25,897,975
State Street Corp.	191,919	32,549,462
T. Rowe Price Group, Inc.	81,697	9,288,132
		98,224,952
Chemicals — 0.8%
PPG Industries, Inc.	130,255	15,798,629
Communications Equipment — 1.5%
Cisco Systems, Inc.	232,830	27,348,212
Construction Materials — 1.1%
Amrize Ltd.(1)	322,996	17,215,687
Martin Marietta Materials, Inc.	7,248	4,179,921
		21,395,608
Consumer Staples Distribution & Retail — 1.3%
Koninklijke Ahold Delhaize NV	324,860	13,080,626
Target Corp.	88,585	11,570,087
		24,650,713
Containers and Packaging — 0.8%
Packaging Corp. of America	66,073	15,743,874

Distributors — 0.7%
Pool Corp.	58,889	12,655,246
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	611,285	12,653,599
Verizon Communications, Inc.	458,684	19,420,681
		32,074,280
Electric Utilities — 3.9%
Duke Energy Corp.	163,732	20,725,196
Evergy, Inc.	242,916	20,995,230
Xcel Energy, Inc.	393,926	31,632,258
		73,352,684
Electrical Equipment — 0.5%
Emerson Electric Co.	61,099	8,746,322
Energy Equipment and Services — 1.0%
Baker Hughes Co.	345,573	19,179,302
Entertainment — 0.9%
Walt Disney Co.	173,243	16,674,639
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class A(1)	71	53,168,350
Berkshire Hathaway, Inc., Class B(1)	14,598	7,304,693
		60,473,043
Food Products — 1.6%
Magnum Ice Cream Co. NV(1)(2)	586,630	10,192,615
Mondelez International, Inc., Class A	348,149	20,136,938
		30,329,553
Gas Utilities — 0.7%
ONE Gas, Inc.	170,215	13,118,470
Ground Transportation — 1.8%
Canadian Pacific Kansas City Ltd.	163,304	14,158,195
Norfolk Southern Corp.	62,467	19,651,493
		33,809,688
Health Care Equipment and Supplies — 3.8%
Becton Dickinson & Co.	177,720	26,894,368
Medtronic PLC	322,762	25,249,671
Zimmer Biomet Holdings, Inc.	231,925	19,966,423
		72,110,462
Health Care Providers and Services — 5.3%
Cencora, Inc.	42,950	12,153,991
CVS Health Corp.	142,641	14,756,211
Henry Schein, Inc.(1)	199,319	16,647,123
Labcorp Holdings, Inc.	86,152	24,122,560
UnitedHealth Group, Inc.	52,171	21,683,833
Universal Health Services, Inc., Class B	76,946	11,441,101
		100,804,819
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	487,816	10,439,263
Welltower, Inc.	62,388	14,160,204
		24,599,467
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	202,751	11,727,268
Household Durables — 0.8%
PulteGroup, Inc.	108,628	14,904,848
Household Products — 2.5%
Kimberly-Clark Corp.	421,656	46,285,179

Industrial Conglomerates — 1.1%
Honeywell International, Inc.	42,145	9,436,266
Siemens AG	34,118	10,969,175
		20,405,441
Insurance — 3.5%
Allstate Corp.	79,089	18,818,437
Marsh & McLennan Cos., Inc.	92,139	15,356,807
Reinsurance Group of America, Inc.	87,525	18,612,191
Willis Towers Watson PLC	53,049	13,865,417
		66,652,852
IT Services — 0.6%
Accenture PLC, Class A	84,492	10,514,184
Life Sciences Tools and Services — 1.4%
IQVIA Holdings, Inc.(1)	74,808	14,454,402
Waters Corp.(1)	29,908	11,216,696
		25,671,098
Machinery — 2.6%
Dover Corp.	48,929	10,973,796
Oshkosh Corp.	62,523	9,596,030
PACCAR, Inc.	123,807	14,871,697
Toro Co.	142,162	13,849,422
		49,290,945
Multi-Utilities — 1.1%
WEC Energy Group, Inc.	180,485	21,075,233
Oil, Gas and Consumable Fuels — 4.7%
Chevron Corp.	181,789	30,133,345
Diamondback Energy, Inc.	77,659	13,650,899
Exxon Mobil Corp.	233,966	31,987,832
TotalEnergies SE	176,749	13,667,199
		89,439,275
Passenger Airlines — 0.4%
Southwest Airlines Co.	157,121	8,079,162
Personal Care Products — 1.3%
Unilever PLC	418,150	25,185,306
Pharmaceuticals — 4.5%
Johnson & Johnson	182,247	46,285,271
Merck & Co., Inc.	183,929	23,634,876
Roche Holding AG	34,097	14,016,808
		83,936,955
Residential REITs — 0.5%
Equity Residential	139,846	9,499,739
Retail REITs — 0.5%
Regency Centers Corp.	118,205	9,425,667
Semiconductors and Semiconductor Equipment — 2.4%
Analog Devices, Inc.	40,505	16,087,371
Infineon Technologies AG	91,853	8,652,726
QUALCOMM, Inc.	54,226	10,020,422
Teradyne, Inc.	19,896	9,626,481
		44,387,000
Software — 3.4%
Microsoft Corp.	142,926	53,314,257
Salesforce, Inc.	73,408	11,500,097
		64,814,354
Specialized REITs — 1.2%
American Tower Corp.	79,422	12,991,057

Iron Mountain, Inc.	75,975	9,596,402
		22,587,459
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	281,253	81,383,368
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	169,047	20,108,141
TOTAL COMMON STOCKS (Cost $1,361,316,623)		1,841,873,001
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	746,614	746,614
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625 - 4.125%, 6/30/28 - 4/15/30, valued at $44,082,546), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $43,222,382)		43,218,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,964,614)		43,964,614
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,405,281,237)		1,885,837,615
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,029,802)
TOTAL NET ASSETS — 100.0%		$1,884,807,813

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	304,659	CAD	431,123	Bank of America NA	9/25/26	$(476)
USD	5,249,026	CAD	7,404,408	Goldman Sachs & Co. LLC	9/25/26	8,423
USD	5,249,257	CAD	7,404,408	JPMorgan Chase Bank NA	9/25/26	8,654
USD	5,161,184	CHF	4,133,283	Goldman Sachs & Co. LLC	9/25/26	(2,275)
USD	384,668	CHF	307,977	Morgan Stanley & Co. LLC	9/25/26	(69)
USD	5,163,280	CHF	4,133,283	UBS AG	9/25/26	(180)
EUR	5,332,178	USD	6,092,333	Bank of America NA	9/25/26	21,810
EUR	2,859,263	USD	3,262,551	Morgan Stanley & Co. LLC	9/25/26	16,024
USD	26,143,538	EUR	22,766,532	Bank of America NA	9/25/26	38,287
USD	26,152,576	EUR	22,766,532	Citibank NA	9/25/26	47,325
USD	26,138,197	EUR	22,766,532	Morgan Stanley & Co. LLC	9/25/26	32,946
USD	26,140,396	EUR	22,766,532	UBS AG	9/25/26	35,145
						$205,614

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,988,755. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $10,567,541, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$37,618,588	$31,145,790	—
Consumer Staples Distribution & Retail	11,570,087	13,080,626	—
Food Products	20,136,938	10,192,615	—
Ground Transportation	19,651,493	14,158,195	—
Hotels, Restaurants and Leisure	—	11,727,268	—
Industrial Conglomerates	9,436,266	10,969,175	—
Oil, Gas and Consumable Fuels	75,772,076	13,667,199	—
Personal Care Products	—	25,185,306	—
Pharmaceuticals	69,920,147	14,016,808	—
Semiconductors and Semiconductor Equipment	35,734,274	8,652,726	—
Other Industries	1,409,237,424	—	—
Short-Term Investments	746,614	43,218,000	—
	$1,689,823,907	$196,013,708	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$208,614	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.